Earnings (Losses) per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of basic earnings (losses) per share to diluted earnings (losses) per share for income (losses) from continuing operations
Basic earnings (losses) from continuing operations attributable to Starwood's common shareholders	$ 158	$ 165	$ 150	$ 29	$ 206	$ (5)	$ 79	$ 30	$ 502	$ 310	$ (1)
Basic earnings (losses) from continuing operations attributable to Starwood's common shareholders, Shares									189	183	180
Basic earnings (losses) from continuing operations attributable to Starwood's common shareholders, Per Share	$ 0.82	$ 0.88	$ 0.79	$ 0.16	$ 1.13	$ (0.03)	$ 0.44	$ 0.16	$ 2.65	$ 1.70	$ 0.00
Effect of dilutive securities:
Employee stock options and restricted stock awards									6	7
Diluted earnings (losses) from continuing operations attributable to Starwood's common shareholders									$ 502	$ 310	$ (1)
Diluted earnings (losses) from continuing operations attributable to Starwood's common shareholders, Shares									195	190	180
Diluted earnings (losses) from continuing operations attributable to Starwood's common shareholders, Per Share	$ 0.80	$ 0.85	$ 0.77	$ 0.15	$ 1.08	$ (0.03)	$ 0.42	$ 0.16	$ 2.57	$ 1.63	$ 0.00
Earnings (Losses) per Share (Textual) [Abstract]
Antidilutive securities excluded from computation of earnings per share, amount									1	5	12